Leases - Schedule of Cost of Right of Use Asset (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cost of Right of Use Asset [Line Items]
Total, right of use asset	$ 3,626,895	$ 2,980,106
Buildings [Member]
Schedule of Cost of Right of Use Asset [Line Items]
Total, right of use asset	3,600,071	2,948,056
Vehicles [Member]
Schedule of Cost of Right of Use Asset [Line Items]
Total, right of use asset	14,711	18,950
Lands [Member]
Schedule of Cost of Right of Use Asset [Line Items]
Total, right of use asset	12,113	7,540
Equipment [Member]
Schedule of Cost of Right of Use Asset [Line Items]
Total, right of use asset		$ 5,560